Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 16,257,716	$ 11,423,870		$ 9,883,796
Grant funds and other receivables	99,526	49,006		182,663
Prepaid expenses and other current assets	279,648	156,240		168,689
Total current assets	16,636,890	11,629,116		10,235,148
Property and equipment, net	206,855	156,938		147,741
Deposits	11,010	11,010		11,010
Total assets	16,854,755	11,797,064		10,393,899
Current liabilities:
Accounts payable	426,103	2,057,534		267,702
Accrued expenses	3,075,000	3,377,826		359,281
Total current liabilities	3,501,103	5,435,360		810,309
Accrued expenses – noncurrent	2,000,000	2,000,000		0
Total liabilities	5,501,103	7,435,360		825,047
Commitments (Note 6)
Stockholders’ equity:
Issued and outstanding shares – 6,381,541 and 3,834,095 at December 31, 2021 and 2020, respectively	9,449	6,382		3,834
Additional paid-in capital	78,147,616	68,731,220		55,294,504
Accumulated deficit	(66,803,413)	(64,375,898)		(45,805,581)
Total stockholders’ equity	11,353,652	4,361,704	$ 20,651,340	9,568,852	$ (1,574,556)
Total liabilities and stockholders’ equity	$ 16,854,755	$ 11,797,064		$ 10,393,899